INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2016
Inventories

Inventories consisted of the following:

	As of September 30,
	2015	2016
	US$	US$
Books and other goods	1,373	781
Paper and other raw materials	173	316
Less: inventory provisions for slow-moving and obsolescence	(675)	(126)

	871	971